SCHEDULE OF SUPPLEMENTAL BALANCE SHEET RELATED TO LEASES (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Mar. 26, 2021	Mar. 25, 2021	Oct. 31, 2020
Leases
Operating lease right-of-use assets	$ 26,000	$ 40,000	$ 4,512,000	$ 43,000	$ 4,839,000
Operating lease liability	27,000	28,000			962,000
Operating lease liability, net of current portion		12,000			5,055,000
Total operating lease liabilities	$ 27,000	$ 40,000	$ 5,628,000	$ 43,000	$ 6,017,000